PIMCO REALPATH Blend Income Fund Investment Objectives and Goals - PIMCO REALPATH Blend Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO REALPATH® Blend Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consistent with prudent investment management.